Schedule of Investments PIMCO New York Municipal Income Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 168.5% ¤
MUNICIPAL BONDS & NOTES 162.4%
ARIZONA 0.5%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050	$300	$290

CALIFORNIA 2.3%
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046 (c)	1,500	1,542

		1,542

DELAWARE 1.4%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	980	783
7.120% due 10/01/2038	175	160

		943

NEW YORK 146.7%
Battery Park City Authority, New York Revenue Bonds, Series 2019 2.570% due 11/01/2038	500	500
Brookhaven Local Development Corp., New York Revenue Bonds, Series 2020 4.000% due 11/01/2055	600	471
Broome County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2020 4.000% due 04/01/2050	750	629
Build NYC Resource Corp., New York Revenue Bonds, Series 2017 5.000% due 11/01/2047 (c)	1,000	1,053
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	$1,225	1,094
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2022 4.000% due 07/01/2049	765	654
Housing Development Corp., New York Revenue Bonds, Series 2017 3.700% due 11/01/2047	1,000	793
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2021 4.000% due 02/15/2039	1,000	921
Huntington Local Development Corp., New York Revenue Bonds, Series 2021 5.250% due 07/01/2056	500	400
Long Island Power Authority, New York Revenue Bonds, Series 2020 4.000% due 09/01/2039	500	455
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012 5.000% due 11/15/2042	2,000	2,005
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014 5.000% due 11/15/2039	1,000	980
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016 5.000% due 11/15/2031 (c)	6,500	6,603
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
4.000% due 11/15/2035	1,000	897
4.000% due 11/15/2042	1,000	848
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020 4.000% due 12/01/2046	825	646
Nassau County, New York General Obligation Bonds, (AGM Insured), Series 2018 5.000% due 04/01/2036	2,000	2,102
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021 5.000% due 01/01/2058	1,092	600
Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006 5.125% due 06/01/2046	1,230	1,087
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018 5.250% due 07/15/2036	1,000	1,060
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
4.000% due 05/01/2044	2,500	2,277
5.000% due 11/01/2043	1,030	1,058
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2021 4.000% due 02/01/2049	3,000	2,673
New York City Water & Sewer System, New York Revenue Bonds, Series 2003 2.460% due 06/15/2035	4,750	4,750
New York City Water & Sewer System, New York Revenue Bonds, Series 2016 4.000% due 06/15/2046	830	750
New York City Water & Sewer System, New York Revenue Bonds, Series 2019 5.000% due 06/15/2049	2,000	2,063
New York City, New York General Obligation Bonds, Series 2010 2.570% due 03/01/2039	855	855

Schedule of Investments PIMCO New York Municipal Income Fund (Cont.)	September 30, 2022 (Unaudited)

New York City, New York General Obligation Bonds, Series 2013 5.000% due 08/01/2031	2,000	2,028
New York City, New York General Obligation Bonds, Series 2016 2.600% due 08/01/2044	1,000	1,000
New York City, New York General Obligation Bonds, Series 2018
5.000% due 04/01/2043	1,500	1,537
5.000% due 04/01/2045	1,300	1,330
New York City, New York General Obligation Bonds, Series 2019 5.000% due 08/01/2039	1,000	1,039
New York City, New York Housing Development Corp. Revenue Bonds, Series 2006 2.200% due 03/15/2036	300	300
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011 2.750% due 06/15/2044	1,000	1,000
New York City, New York Water & Sewer System Revenue Bonds, Series 2007 2.450% due 06/15/2036	1,000	1,000
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	20,000	3,646
0.000% due 06/01/2055 (b)	7,000	441
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	770	799
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	1,900	1,705
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2055	1,500	1,296
New York State Dormitory Authority Memorial Sloan-Kettering Cancer Revenue Bonds, Series 2022 4.000% due 07/01/2051	1,200	1,050
New York State Dormitory Authority Revenue Bonds, Series 2013 5.000% due 02/15/2029	1,000	1,007
New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047	500	445
5.000% due 12/01/2031	500	495
New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 03/15/2043	1,000	910
5.000% due 03/15/2037	3,000	3,135
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 03/15/2041	2,000	2,070
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 07/01/2050	3,000	2,551
New York State Dormitory Authority Revenue Bonds, Series 2021 4.000% due 03/15/2042	1,000	916
New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2049	345	283
5.000% due 07/15/2050	345	324
New York State Environmental Facilities Corp. Revenue Bonds, Series 2022 4.000% due 06/15/2047	1,750	1,590
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (d)	2,000	1,736
New York State Housing Finance Agency Revenue Bonds, Series 2010 2.630% due 05/01/2044	1,000	1,000
New York State Urban Development Corp. Revenue Bonds, Series 2004 2.500% due 03/15/2033	3,500	3,500
New York State Urban Development Corp. Revenue Bonds, Series 2019 5.000% due 03/15/2041	500	521
New York State Urban Development Corp. Revenue Bonds, Series 2020 5.000% due 03/15/2047	1,500	1,541
New York State Urban Development Corp. Revenue Bonds, Series 2021 4.000% due 03/15/2047 «	1,000	879
New York Transportation Development Corp. Revenue Bonds, Series 2022 4.000% due 12/01/2042	1,670	1,353
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
4.000% due 12/01/2049	1,300	1,141
5.000% due 12/01/2040	350	369
Port Authority of New York & New Jersey Revenue Bonds, Series 2016 5.250% due 11/15/2056	4,500	4,613
Port Authority of New York & New Jersey Revenue Bonds, Series 2020 4.000% due 07/15/2060	350	287
Schenectady County Capital Resource Corp. Union College Project, New York Revenue Bonds Series 2022 5.000% due 07/01/2032	340	366
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 5.125% due 11/01/2041	350	284
The Genesee County Funding Corporation Tax-Exempt, New York Revenue Bonds, Series 2022 5.250% due 12/01/2052	1,000	963
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 4.000% due 05/15/2057	1,250	1,055
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2018 4.000% due 11/15/2048	1,000	870
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2041	840	871
5.000% due 11/15/2043	500	517
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021 5.000% due 05/15/2051	1,000	1,026
Troy Capital Resource Corp., New York Revenue Bonds, Series 2020 5.000% due 09/01/2034	1,200	1,246
TSASC, Inc., New York Revenue Bonds, Series 2017 5.000% due 06/01/2041	2,000	2,014

Schedule of Investments PIMCO New York Municipal Income Fund (Cont.)	September 30, 2022 (Unaudited)

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017 5.250% due 09/15/2047	500	378

		96,651

NORTH DAKOTA 0.2%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(a)	230	130

PENNSYLVANIA 0.7%
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	425	485

PUERTO RICO 7.9%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (b)	7,700	419
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	1,121	562
0.000% due 11/01/2051	1,304	546
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
4.000% due 07/01/2035	412	353
5.750% due 07/01/2031	119	122
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (b)	38	35
5.625% due 07/01/2027	125	128
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2003 5.000% due 07/01/2042 ^(a)	1,000	202
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005 5.000% due 07/01/2030 ^(a)	355	72
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	1,845	418
4.750% due 07/01/2053	2,760	2,364

		5,221

TEXAS 0.6%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	160	122
12.000% due 12/01/2045	275	240

		362

U.S. VIRGIN ISLANDS 1.0%
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022 5.000% due 10/01/2039	665	667

VIRGINIA 1.1%
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	6,000	279
5.500% due 07/01/2044	500	467

		746

Total Municipal Bonds & Notes (Cost $118,398)		107,037

SHORT-TERM INSTRUMENTS 6.1%
REPURCHASE AGREEMENTS (e) 6.1%		4,008

Total Short-Term Instruments (Cost $4,008)		4,008

Total Investments in Securities (Cost $122,406)		111,045

Total Investments 168.5% (Cost $122,406)		$111,045
Auction Rate Preferred Shares (62.3)%		(41,025)
Other Assets and Liabilities, net (6.2)%		(4,117)

Net Assets Applicable to Common Shareholders 100.0%		$65,903

Schedule of Investments PIMCO New York Municipal Income Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200%	11/01/2054	$2,264	$1,736	2.63%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$4,008	U.S. Treasury Notes 4.125% due 09/30/2027	$(4,088)	$4,008	$4,008

Total Repurchase Agreements	$(4,088)	$4,008	$4,008

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$290	$0	$290
California	0	1,542	0	1,542
Delaware	0	943	0	943
New York	0	95,772	879	96,651
North Dakota	0	130	0	130
Pennsylvania	0	485	0	485
Puerto Rico	0	5,221	0	5,221
Texas	0	362	0	362
U.S. Virgin Islands	0	667	0	667
Virginia	0	746	0	746
Short-Term Instruments
Repurchase Agreements	0	4,008	0	4,008

Total Investments	$0	$110,166	$879	$111,045

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2022:
Category and Subcategory	Beginning Balance at 12/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022 (1)

Investments in Securities, at Value
Municipal Bonds & Notes
New York	$0	$1,920	$(1,054)	$0	$0	$13	$0	$0	$879	$13

Schedule of Investments PIMCO New York Municipal Income Fund (Cont.)	September 30, 2022 (Unaudited)

Totals	$0	$1,920	$(1,054)	$0	$0	$13	$0	$0	$879	$13

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
								(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Municipal Bonds & Notes
New York		$879	Proxy Pricing			Base Price			86.612	—

Total		$879

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for The Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the PIMCO may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the PIMCO does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)				(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration

Other Abbreviations:
AID	Agency International Development	TBA	To-Be-Announced